Commitments - Schedule of Capital Commitments (Details) ¥ in Thousands	Dec. 31, 2021 CNY (¥)
Equipment and Intangible Assets - Contracted but not provided for
Capital commitments [abstract]
Capital commitments	¥ 146,878